CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member] Class A Ordinary Shares [Member]	Common Stock [Member] Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Accumulated Losses [Member]	Participation Interest [Member]
BEGINNING BALANCE at Dec. 31, 2018	$ 1,096,401	$ 24	$ 7	$ 1,655,602	$ (14,063)	$ (798,098)	$ 252,929
BEGINNING BALANCE (in shares) at Dec. 31, 2018		241,818,016	72,511,760
Net income (loss)	43,629	$ 0	$ 0	0	0	33,564	10,065
Foreign currency translation adjustments	18,629	0	0	0	14,332	0	4,297
ENDING BALANCE at Dec. 31, 2019	1,158,659	$ 24	$ 7	1,655,602	269	(764,534)	267,291
ENDING BALANCE (in shares) at Dec. 31, 2019		241,818,016	72,511,760
Net income (loss)	(405,092)	$ 0	$ 0	0	0	(321,626)	(83,466)
Foreign currency translation adjustments	15,208	0	0	0	11,607	0	3,601
Shares issued, net of offering expenses	498,948	$ 13	$ 0	498,935	0	0	0
Shares issued, net of offering expenses, shares		128,534,684	0
Change in Participation Interest resulted from 2020 Private Placements	0	$ 0	$ 0	(20,310)	0	0	20,310
ENDING BALANCE at Dec. 31, 2020	1,267,723	$ 37	$ 7	2,134,227	11,876	(1,086,160)	207,736
ENDING BALANCE (in shares) at Dec. 31, 2020		370,352,700	72,511,760
Net income (loss)	(302,002)	$ 0	$ 0	0	0	(252,555)	(49,447)
Foreign currency translation adjustments	(21,538)	0	0	0	(18,012)	0	(3,526)
ENDING BALANCE at Dec. 31, 2021	$ 944,183	$ 37	$ 7	$ 2,134,227	$ (6,136)	$ (1,338,715)	$ 154,763
ENDING BALANCE (in shares) at Dec. 31, 2021		370,352,700	72,511,760